ACCUMULATED LOSSES	12 Months Ended
Jun. 30, 2019
ACCUMULATED LOSSES [Abstract]
ACCUMULATED LOSSES
15.	ACCUMULATED LOSSES

	2019	2018
	US$000	US$000

Balance at July 1	(28,191)	(21,076)
Net loss for the year attributable to members of Paringa Resources Limited	(13,097)	(7,115)
Adjustment to accumulated losses for expired options	212	—
Balance at June 30	(41,076)	(28,191)